Morgan, Lewis & Bockius LLP                                         MORGAN LEWIS
1701 Market Street
Philadelphia, PA  19103-2921
Tel.  +1.215.963.5000
Fax: +1.215.963.5001
www.morganlewis.com


September 2, 2015

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     The Advisors' Inner Circle Fund (File Nos.033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated September 1, 2015 for the Trust's Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Unconstrained Equity Fund, Cambiar SMID Fund, Cambiar Global Equity Fund and Cambiar International Small Cap Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 259, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-15-000632) on August 28, 2015.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very  truly  yours,


/s/ David W. Freese
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David W. Freese